Capital commitments	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Capital commitments	Capital commitments
The Group has significant capital expenditure contracted for the end of the reporting period but not recognised as liabilities is as follows:

	December 31, 2021	December 31, 2020
	£’000	£’000
Assets under construction	1,068	83
Plant & Equipment	2,065	972
	3,133	1,055
See note 17 for details of the Group's lease commitment in relation to its new Austrian premises, and note 21 for the Group's ongoing commitments relating to its arrangement with the Gates Foundation.